DEBT (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Derivative fair value at beginning	$ 3,116,734
Increase to derivative due to new issuances	396,013	1,409,462
Decrease to derivative due to conversion repayments	(3,512,747)
Derivative loss due to mark to market adjustment		1,707,272
Derivative fair value at ending		$ 3,116,734